Asset transfers - Assets pledged as collateral (Details) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Asset transfers
Assets pledged against liabilities	£ 72,078	£ 57,166
Liabilities secured by assets	43,182	31,957
Deposits by banks
Asset transfers
Liabilities secured by assets	20,226	5,514
Derivatives
Asset transfers
Liabilities secured by assets	22,956	26,443
Loans and advances to banks
Asset transfers
Assets pledged against liabilities	7,622	7,360
Loans and advances to customers
Asset transfers
Assets pledged against liabilities	45,986	29,654
Securities
Asset transfers
Assets pledged against liabilities	£ 18,470	£ 20,152